DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.2%
Beijing Enlight Media Co. Ltd., Class A	43,400	$58,118
Beijing Gehua CATV Network Co. Ltd., Class A	36,500	44,439
Beijing Jetsen Technology Co. Ltd., Class A*	71,300	56,358
Bluefocus Intelligent Communications Group Co. Ltd., Class A	88,500	72,901
China South Publishing & Media Group Co. Ltd., Class A	26,200	37,740
Chinese Universe Publishing and Media Group Co. Ltd., Class A	22,189	30,003
G-bits Network Technology Xiamen Co. Ltd., Class A	1,573	64,981
Inmyshow Digital Technology Group Co. Ltd., Class A	32,100	33,785
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	103,300	47,257
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	29,200	36,016
Kunlun Tech Co. Ltd., Class A	34,500	73,271
Leo Group Co. Ltd., Class A*	250,795	72,615
NanJi E-Commerce Co. Ltd., Class A	72,500	50,695
Oriental Pearl Group Co. Ltd., Class A	75,200	72,941
People.cn Co. Ltd., Class A	21,800	37,272
Perfect World Co. Ltd., Class A	48,700	104,345
Wanda Film Holding Co. Ltd., Class A*	40,500	66,606
Wasu Media Holding Co. Ltd., Class A	31,300	33,396
Youzu Interactive Co. Ltd., Class A*	28,100	35,880

(Cost $1,226,448)		1,028,619

Consumer Discretionary - 6.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	63,300	142,133
Anhui Zhongding Sealing Parts Co. Ltd., Class A	29,400	69,419
Autel Intelligent Technology Corp. Ltd., Class A	10,422	43,287
Beiqi Foton Motor Co. Ltd., Class A*	175,000	66,377
BTG Hotels Group Co. Ltd., Class A	20,445	63,518
China Grand Automotive Services Group Co. Ltd., Class A*	145,700	49,779
Chow Tai Seng Jewellery Co. Ltd., Class A	17,400	32,117
DongFeng Automobile Co. Ltd., Class A	29,000	25,904
Easyhome New Retail Group Co. Ltd., Class A	67,600	40,614
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	12,517	34,720
Hang Zhou Great Star Industrial Co. Ltd., Class A*	24,653	81,552
Hangzhou Robam Appliances Co. Ltd., Class A	17,400	63,353
Hisense Visual Technology Co. Ltd., Class A	27,800	50,066
HLA Group Corp. Ltd., Class A	59,000	38,351
Joyoung Co. Ltd., Class A	11,601	26,368
Keboda Technology Co. Ltd., Class A	1,900	15,351
KingClean Electric Co. Ltd., Class A	4,600	22,242
Liaoning Cheng Da Co. Ltd., Class A	38,158	72,919
Ninebot Ltd.*	13,342	85,045
Ningbo Huaxiang Electronic Co. Ltd., Class A	20,100	41,088
Ningbo Joyson Electronic Corp., Class A*	35,120	78,807
Sailun Group Co. Ltd., Class A	90,000	148,273
Shenzhen MTC Co. Ltd., Class A*	79,400	43,106
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	42,950	37,805
Sichuan Changhong Electric Co. Ltd., Class A	129,100	51,397
Songcheng Performance Development Co. Ltd., Class A	57,300	105,268
Suofeiya Home Collection Co. Ltd., Class A	22,418	60,009
Tianneng Battery Group Co. Ltd., Class A	5,476	30,894
Wangfujing Group Co. Ltd., Class A	24,430	81,698
Wanxiang Qianchao Co. Ltd., Class A	56,800	44,897
Weifu High-Technology Group Co. Ltd., Class A	20,300	54,133
Wuchan Zhongda Group Co. Ltd., Class A	110,200	73,387
Xiamen Intretech, Inc., Class A	12,130	35,736
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,238	35,493
Zhejiang Semir Garment Co. Ltd., Class A	30,300	22,810

(Cost $2,146,329)		1,967,916

Consumer Staples - 6.5%
Angel Yeast Co. Ltd., Class A	17,900	125,838
Anhui Kouzi Distillery Co. Ltd., Class A	12,700	92,940
Anhui Yingjia Distillery Co. Ltd., Class A	8,700	67,446
Anjoy Foods Group Co. Ltd., Class A	5,300	119,020
Beijing Dabeinong Technology Group Co. Ltd., Class A*	118,462	148,345
Beijing Yanjing Brewery Co. Ltd., Class A	52,600	69,676
Bestore Co. Ltd., Class A	3,400	14,910
Bright Dairy & Food Co. Ltd., Class A	26,000	42,647
By-health Co. Ltd., Class A	37,200	100,439
C&S Paper Co. Ltd., Class A	30,300	48,427
Chacha Food Co. Ltd., Class A	11,000	75,372
Chongqing Fuling Zhacai Group Co. Ltd., Class A	22,538	99,288

COFCO Sugar Holding Co. Ltd., Class A	37,900	41,589
DaShenLin Pharmaceutical Group Co. Ltd., Class A	13,560	65,528
Fujian Sunner Development Co. Ltd., Class A	27,500	88,860
Guangdong Marubi Biotechnology Co. Ltd., Class A	1,800	6,885
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	17,800	49,631
Heilongjiang Agriculture Co. Ltd., Class A	26,600	56,531
Juewei Food Co. Ltd., Class A	13,300	89,860
Laobaixing Pharmacy Chain JSC, Class A	8,620	41,556
New Hope Dairy Co. Ltd., Class A	7,300	12,682
Opple Lighting Co. Ltd., Class A	5,790	14,467
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	111,820	51,317
Proya Cosmetics Co. Ltd., Class A	5,070	117,438
Shanghai Bailian Group Co. Ltd., Class A	27,800	45,519
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,100	22,497
Shanghai Jahwa United Co. Ltd., Class A	12,064	58,351
Sichuan Teway Food Group Co. Ltd., Class A	8,914	32,004
Tech-Bank Food Co. Ltd., Class A*	55,520	59,881
Toly Bread Co. Ltd., Class A	20,544	41,787
Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	21,650
Yifeng Pharmacy Chain Co. Ltd., Class A	12,900	99,726
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	38,054	85,942

(Cost $2,129,440)		2,108,049

Energy - 3.9%
China Merchants Energy Shipping Co. Ltd., Class A	115,300	125,023
China Petroleum Engineering Corp.	63,900	27,105
China Suntien Green Energy Corp. Ltd., Class A	5,700	9,407
CNOOC Energy Technology & Services Ltd., Class A	80,000	30,459
COFCO Capital Holdings Co. Ltd., Class A	32,300	31,798
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	50,100	102,267
Guanghui Energy Co. Ltd., Class A	163,900	300,157
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	26,500	53,557
Jizhong Energy Resources Co. Ltd., Class A	37,000	36,639
Oriental Energy Co. Ltd., Class A	40,700	51,968
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	42,970	116,328
Shanxi Coking Coal Energy Group Co. Ltd., Class A	72,150	134,012
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	42,500	97,644
Sinopec Oilfield Service Corp., Class A*	156,500	43,274
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	18,541	102,025

(Cost $672,956)		1,261,663

Financials - 8.7%
AVIC Industry-Finance Holdings Co. Ltd., Class A	186,900	91,454
Bank of Changsha Co. Ltd., Class A	70,400	69,508
Bank of Guiyang Co. Ltd., Class A	100,400	81,250
Bank of Lanzhou Co. Ltd., Class A	25,900	16,760
Bank of Qingdao Co. Ltd., Class A	59,070	29,503
Bank of Suzhou Co. Ltd., Class A	64,310	60,609
Bank of Xi’an Co. Ltd., Class A	44,600	22,663
Bank of Zhengzhou Co. Ltd., Class A*	175,906	65,193
BOC International China Co. Ltd., Class A	59,800	108,303
Caida Securities Co. Ltd., Class A	22,900	27,119
Caitong Securities Co. Ltd., Class A	118,325	130,016
Changjiang Securities Co. Ltd., Class A	139,398	114,828
China Great Wall Securities Co. Ltd., Class A	35,800	48,148
Chinalin Securities Co. Ltd., Class A	10,800	22,765
Chongqing Rural Commercial Bank Co. Ltd., Class A	218,700	113,348
Dongxing Securities Co. Ltd., Class A	58,300	70,137
First Capital Securities Co. Ltd., Class A	122,900	109,600
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	52,955	49,601
Guolian Securities Co. Ltd., Class A	27,900	44,834
Guosheng Financial Holding, Inc., Class A*	42,187	51,180
Guoyuan Securities Co. Ltd., Class A	92,600	98,130
Huaan Securities Co. Ltd., Class A	101,515	73,041
Huaxi Securities Co. Ltd., Class A	57,000	66,180
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	98,555	111,432
Jiangsu Financial Leasing Co. Ltd., Class A	42,900	31,612
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	101,000	41,672
Minmetals Capital Co. Ltd., Class A	80,200	56,776
Nanjing Securities Co. Ltd., Class A	79,900	98,552
Northeast Securities Co. Ltd., Class A	50,649	52,721
Polaris Bay Group Co. Ltd., Class A*	44,100	52,991
Qilu Bank Co. Ltd., Class A	20,700	13,096
Qingdao Rural Commercial Bank Corp., Class A	133,700	59,035
Sealand Securities Co. Ltd., Class A	141,270	73,013

Shaanxi International Trust Co. Ltd., Class A	75,790	35,110
Shanxi Securities Co. Ltd., Class A	79,640	67,102
Sinolink Securities Co. Ltd., Class A	80,600	100,816
SooChow Securities Co. Ltd., Class A	142,220	141,242
Southwest Securities Co. Ltd., Class A	121,000	68,842
Tianfeng Securities Co. Ltd., Class A	252,200	110,993
Western Securities Co. Ltd., Class A	98,300	92,216
Xiamen Bank Co. Ltd., Class A	35,900	29,468
Yongan Futures Co. Ltd., Class A	6,500	17,456

(Cost $3,364,823)		2,818,315

Health Care - 10.2%
Anhui Anke Biotechnology Group Co. Ltd., Class A	41,208	55,601
Apeloa Pharmaceutical Co. Ltd., Class A	20,400	53,278
Autobio Diagnostics Co. Ltd., Class A	8,600	57,495
Betta Pharmaceuticals Co. Ltd., Class A	9,000	59,140
BGI Genomics Co. Ltd., Class A	8,800	76,922
Blue Sail Medical Co. Ltd., Class A*	25,000	29,895
CanSino Biologics, Inc., Class A	2,379	43,330
China Animal Husbandry Industry Co. Ltd., Class A	24,157	45,988
China National Accord Medicines Corp. Ltd., Class A	5,173	22,175
China National Medicines Corp. Ltd., Class A	13,033	49,056
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	14,449	39,618
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,218	81,284
Contec Medical Systems Co. Ltd., Class A	5,500	18,999
Daan Gene Co. Ltd., Class A	34,918	89,273
Dian Diagnostics Group Co. Ltd., Class A	17,340	77,644
Double Medical Technology, Inc., Class A	1,500	7,214
Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	43,189
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	47,350	34,549
Hainan Poly Pharm Co. Ltd., Class A	9,099	35,658
Haisco Pharmaceutical Group Co. Ltd., Class A	8,200	22,412
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,600	45,402
Humanwell Healthcare Group Co. Ltd., Class A	35,000	94,499
Intco Medical Technology Co. Ltd., Class A	16,120	51,248
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	21,785	86,036
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	31,500	64,345
Jinyu Bio-Technology Co. Ltd., Class A	40,204	49,939
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	40,556	64,056
Joinn Laboratories China Co. Ltd., Class A	8,140	91,835
Jointown Pharmaceutical Group Co. Ltd., Class A	32,100	55,208
Livzon Pharmaceutical Group, Inc., Class A	13,662	61,848
Maccura Biotechnology Co. Ltd., Class A	14,500	36,462
Micro-Tech Nanjing Co. Ltd., Class A	2,685	29,911
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,574	48,240
Porton Pharma Solutions Ltd., Class A	11,500	101,540
Sansure Biotech, Inc., Class A	10,184	39,880
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,800	51,596
Shandong Pharmaceutical Glass Co. Ltd., Class A	17,138	69,719
Shanghai Junshi Biosciences Co. Ltd., Class A*	12,409	94,996
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	39,700	99,314
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	10,602	35,900
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	14,100	32,130
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	11,400	59,001
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	19,900	73,666
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,700	91,970
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	36,000	111,896
Tasly Pharmaceutical Group Co. Ltd., Class A	30,900	45,405
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	62,400	50,678
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	11,262	37,565
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	49,600	65,846
Winner Medical Co. Ltd., Class A	4,600	46,649
Winning Health Technology Group Co. Ltd., Class A	62,200	63,753
Yifan Pharmaceutical Co. Ltd., Class A*	28,100	47,922
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	71,540	42,567
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	32,120	92,582

Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	17,917	106,477
Zhejiang Medicine Co. Ltd., Class A	23,200	47,357
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	11,300	75,710

(Cost $3,903,167)		3,305,868

Industrials - 18.6%
AECC Aero-Engine Control Co. Ltd., Class A	31,100	120,618
AVICOPTER PLC, Class A	13,200	80,566
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	9,259	63,255
Beijing Easpring Material Technology Co. Ltd., Class A	13,000	147,983
Beijing Originwater Technology Co. Ltd., Class A	77,800	62,060
Beijing United Information Technology Co. Ltd., Class A	12,755	182,956
Bohai Leasing Co. Ltd., Class A*	80,700	26,053
Centre Testing International Group Co. Ltd., Class A	60,700	193,326
China Baoan Group Co. Ltd., Class A	95,380	203,809
China First Heavy Industries Co. Ltd., Class A*	113,100	49,939
China International Marine Containers Group Co. Ltd., Class A	68,880	80,871
China Meheco Co. Ltd., Class A	26,021	48,105
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	32,843	35,945
China Merchants Port Group Co. Ltd., Class A	8,600	19,484
China Railway Hi-tech Industry Co. Ltd., Class A	50,100	58,822
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	42,900	39,500
China XD Electric Co. Ltd., Class A	82,600	56,561
CITIC Heavy Industries Co. Ltd., Class A	75,600	41,371
CMST Development Co. Ltd., Class A	35,500	27,341
COSCO SHIPPING Development Co. Ltd., Class A	144,300	59,955
Deppon Logistics Co. Ltd., Class A*	12,400	23,552
Dongfang Electric Corp. Ltd., Class A	41,200	117,501
East Group Co. Ltd., Class A	42,900	47,822
Eastern Air Logistics Co. Ltd., Class A	6,900	17,900
Eternal Asia Supply Chain Management Ltd., Class A	63,500	53,870
Fangda Carbon New Material Co. Ltd., Class A*	84,600	85,365
Guangshen Railway Co. Ltd., Class A*	137,400	40,976
Guangxi Liugong Machinery Co. Ltd., Class A	40,930	36,560
Guangzhou Port Co. Ltd., Class A	46,300	22,119
Hefei Meiya Optoelectronic Technology, Inc., Class A	15,500	54,169
Hongfa Technology Co. Ltd., Class A	30,612	166,987
Infore Environment Technology Group Co. Ltd., Class A	52,700	36,926
Jiangsu Expressway Co. Ltd., Class A	17,200	18,924
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	2,167	97,880
Jiangsu Zhongtian Technology Co. Ltd., Class A	97,835	315,281
Jihua Group Corp. Ltd., Class A*	96,800	44,003
Juneyao Airlines Co. Ltd., Class A*	22,140	50,321
Kaishan Group Co. Ltd., Class A*	17,151	46,779
Keda Industrial Group Co. Ltd.	48,200	126,999
Kuang-Chi Technologies Co. Ltd., Class A*	50,300	132,385
Liaoning Port Co. Ltd., Class A	206,720	49,978
Ming Yang Smart Energy Group Ltd., Class A	57,400	222,952
Ningbo Deye Technology Co. Ltd., Class A	2,700	143,824
North Industries Group Red Arrow Co. Ltd., Class A	30,547	135,190
Orient Group, Inc., Class A*	92,490	38,295
Qingdao Port International Co. Ltd., Class A	29,000	22,125
Qingdao TGOOD Electric Co. Ltd., Class A	27,681	68,526
Riyue Heavy Industry Co. Ltd., Class A	17,300	59,583
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	16,900	61,263
Shandong Hi-speed Co. Ltd., Class A	22,000	16,594
Shanghai Construction Group Co. Ltd., Class A	189,400	74,307
Shanghai Environment Group Co. Ltd., Class A	25,640	36,043
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	14,649	26,573
Shanghai Tunnel Engineering Co. Ltd., Class A	80,700	65,658
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,500	25,400
Shanxi Coal International Energy Group Co. Ltd., Class A	35,600	88,697
Shenzhen Airport Co. Ltd., Class A	38,600	37,664
Siasun Robot & Automation Co. Ltd., Class A*	46,400	65,628
Sichuan Road & Bridge Co. Ltd., Class A	68,200	105,349
Sieyuan Electric Co. Ltd., Class A	22,380	132,838
Sinochem International Corp., Class A	56,000	59,101

Sinoma International Engineering Co., Class A	44,250	63,036
Sinotrans Ltd., Class A	51,500	28,108
State Grid Yingda Co. Ltd., Class A	66,400	53,255
STO Express Co. Ltd., Class A*	27,400	44,348
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	48,500	35,247
TangShan Port Group Co. Ltd., Class A	106,374	40,347
Tian Di Science & Technology Co. Ltd., Class A	62,200	46,014
Tianjin Port Co. Ltd., Class A	50,476	30,326
Wolong Electric Group Co. Ltd., Class A	36,139	69,845
Xiamen C & D, Inc., Class A	52,900	89,909
Xiamen ITG Group Corp. Ltd., Class A	46,148	46,365
Xuji Electric Co. Ltd., Class A	25,400	73,176
Yantai Eddie Precision Machinery Co. Ltd., Class A	14,640	36,667
YTO Express Group Co. Ltd., Class A	49,700	141,168
Yutong Bus Co. Ltd., Class A	51,100	56,740
Zhefu Holding Group Co. Ltd., Class A	84,900	53,220
Zhejiang HangKe Technology, Inc. Co., Class A	4,849	43,580
Zhejiang Wanliyang Co. Ltd., Class A*	27,600	43,113
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,088	70,356
Zhejiang Weixing New Building Materials Co. Ltd., Class A	24,080	72,719
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	33,300	67,203
Zhongshan Broad Ocean Motor Co. Ltd., Class A	74,900	67,229
Zhuzhou Kibing Group Co. Ltd., Class A	57,500	94,315

(Cost $5,567,923)		6,036,713

Information Technology - 15.2%
Accelink Technologies Co. Ltd., Class A	18,122	46,095
Addsino Co. Ltd., Class A	47,000	71,988
Aisino Corp., Class A	41,000	62,264
Amlogic Shanghai Co. Ltd., Class A*	8,957	111,725
Arcsoft Corp. Ltd., Class A	7,621	29,700
Beijing E-Hualu Information Technology Co. Ltd., Class A	15,440	32,769
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	33,019	39,532
Beijing Shiji Information Technology Co. Ltd., Class A	24,315	45,867
Beijing Sinnet Technology Co. Ltd., Class A	45,700	61,528
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	89,268
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	36,000	81,043
Cambricon Technologies Corp. Ltd., Class A*	7,368	63,029
China National Software & Service Co. Ltd., Class A	14,460	79,088
China Railway Signal & Communication Corp. Ltd., Class A	102,690	65,859
China TransInfo Technology Co. Ltd., Class A*	40,200	56,510
DHC Software Co. Ltd., Class A	83,800	70,607
Fiberhome Telecommunication Technologies Co. Ltd., Class A	28,300	58,955
Fujian Star-net Communication Co. Ltd., Class A	17,200	49,651
GCL System Integration Technology Co. Ltd., Class A*	150,400	79,908
GRG Banking Equipment Co. Ltd., Class A	46,100	58,797
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	29,600	72,805
Guangzhou Haige Communications Group, Inc. Co., Class A	70,300	88,950
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	29,800	91,848
Hengtong Optic-electric Co. Ltd., Class A	68,300	166,412
Huagong Tech Co. Ltd., Class A	37,659	115,363
IRICO Display Devices Co. Ltd., Class A*	54,700	35,002
Leyard Optoelectronic Co. Ltd., Class A	77,200	70,075
MLS Co. Ltd., Class A	32,073	47,268
Neusoft Corp., Class A	32,300	48,959
Newland Digital Technology Co. Ltd., Class A	29,140	56,613
Ninestar Corp., Class A	25,945	166,168
PCI Technology Group Co. Ltd., Class A	50,050	44,851
Raytron Technology Co. Ltd., Class A	10,415	65,709
Shanghai 2345 Network Holding Group Co. Ltd., Class A	208,448	63,673
Shanghai Aiko Solar Energy Co. Ltd., Class A*	29,400	151,352
Shanghai Belling Co. Ltd., Class A	21,200	60,369
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,500	44,734
Shenzhen Aisidi Co. Ltd., Class A	29,800	42,495
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	32,636	62,602
Shenzhen Huaqiang Industry Co. Ltd., Class A	13,240	25,320
Shenzhen Kaifa Technology Co. Ltd., Class A	36,000	63,531
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	23,300	36,768
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,520	30,252

Shenzhen SC New Energy Technology Corp., Class A	8,800	169,426
Shenzhen Sunlord Electronics Co. Ltd., Class A	24,000	86,515
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,200	26,076
Shenzhen Sunway Communication Co. Ltd., Class A	36,300	88,918
Sinosoft Co. Ltd., Class A	12,620	41,107
State Grid Information & Communication Co. Ltd., Class A	17,400	34,763
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	49,000	183,444
Taiji Computer Corp. Ltd., Class A	14,719	38,910
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,900	51,976
Tianma Microelectronics Co. Ltd., Class A	44,700	61,088
Tianshui Huatian Technology Co. Ltd., Class A	84,700	117,716
TongFu Microelectronics Co. Ltd., Class A*	36,200	97,372
Topsec Technologies Group, Inc., Class A	42,480	60,576
Venustech Group, Inc., Class A	24,400	66,444
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,570	67,056
Visionox Technology, Inc., Class A*	37,800	34,256
Wangsu Science & Technology Co. Ltd., Class A	91,000	66,398
Westone Information Industry, Inc., Class A	21,404	104,146
Wonders Information Co. Ltd., Class A*	45,394	56,385
Wuhu Token Science Co. Ltd., Class A	89,200	90,136
Wuxi Taiji Industry Co. Ltd., Class A	56,100	51,410
Xiamen Faratronic Co. Ltd., Class A	5,000	128,657
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,100	29,127
Zhejiang Crystal-Optech Co. Ltd., Class A	52,362	97,788
Zhejiang Supcon Technology Co. Ltd., Class A	11,004	126,839
Zhongji Innolight Co. Ltd., Class A	17,700	75,131

(Cost $5,532,025)		4,956,962

Materials - 21.1%
ADAMA Ltd., Class A	16,300	26,406
Angang Steel Co. Ltd., Class A	89,600	37,617
BBMG Corp., Class A	156,900	59,512
Beijing Haixin Energy Technology Co. Ltd., Class A	60,300	40,942
Beijing Shougang Co. Ltd., Class A	54,000	32,209
Bluestar Adisseo Co., Class A	16,700	25,772
Chengxin Lithium Group Co. Ltd., Class A	21,800	167,836
Chengzhi Co. Ltd., Class A*	24,109	38,358
Chifeng Jilong Gold Mining Co. Ltd., Class A*	47,700	134,520
China Hainan Rubber Industry Group Co. Ltd., Class A	69,400	45,011
China Minmetals Rare Earth Co. Ltd., Class A*	21,600	82,335
Chongqing Iron & Steel Co. Ltd., Class A*	248,500	61,158
COFCO Biotechnology Co. Ltd., Class A	40,785	52,195
CSG Holding Co. Ltd., Class A	50,161	47,347
Do-Fluoride New Materials Co. Ltd., Class A	27,700	162,852
Fangda Special Steel Technology Co. Ltd., Class A	41,446	38,761
Fushun Special Steel Co. Ltd., Class A*	56,500	138,234
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	116,800	29,760
Guangdong HEC Technology Holding Co. Ltd., Class A*	53,805	79,374
Guangdong Hongda Holdings Group Co. Ltd., Class A	18,900	82,495
Guangdong Tapai Group Co. Ltd., Class A	27,600	31,645
Hainan Mining Co. Ltd., Class A*	22,500	24,853
Hangzhou Iron & Steel Co., Class A	50,610	32,165
Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	76,404
Hesteel Co. Ltd., Class A	155,400	54,444
Hongda Xingye Co. Ltd., Class A*	86,478	54,084
Huabao Flavours & Fragrances Co. Ltd., Class A	4,700	16,942
Huaibei Mining Holdings Co. Ltd., Class A	35,800	76,654
Huapont Life Sciences Co. Ltd., Class A	57,650	50,076
Huaxin Cement Co. Ltd., Class A	23,872	59,995
Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,020	156,783
Hunan Gold Corp. Ltd., Class A	29,800	50,907
Hunan Valin Steel Co. Ltd., Class A	146,420	94,539
Inner Mongolia Dazhong Mining Co. Ltd., Class A	9,100	13,806
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,800	112,038
Jiangsu Yoke Technology Co. Ltd., Class A	10,496	94,954
Jinduicheng Molybdenum Co. Ltd., Class A	36,900	42,576
Kingfa Sci & Tech Co. Ltd., Class A	64,600	100,535
Lianhe Chemical Technology Co. Ltd., Class A	27,159	85,713
Liuzhou Iron & Steel Co. Ltd., Class A	17,200	9,163
Luxi Chemical Group Co. Ltd., Class A	41,400	82,590
Maanshan Iron & Steel Co. Ltd., Class A	90,100	39,131
Nanjing Hanrui Cobalt Co. Ltd., Class A	7,800	55,365

Nanjing Iron & Steel Co. Ltd., Class A	105,500	45,056
ORG Technology Co. Ltd., Class A	66,750	44,742
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	153,900	127,665
Red Avenue New Materials Group Co. Ltd., Class A	7,100	30,836
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,400	47,084
Sansteel Minguang Co. Ltd. Fujian, Class A	43,250	32,559
SGIS Songshan Co. Ltd., Class A	43,000	20,480
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	47,390	42,330
Shandong Chenming Paper Holdings Ltd., Class A*	46,050	35,334
Shandong Iron and Steel Co. Ltd., Class A	196,730	45,569
Shandong Sinocera Functional Material Co. Ltd., Class A	29,300	134,464
Shandong Sun Paper Industry JSC Ltd., Class A	57,500	99,808
Shanghai Huayi Group Co. Ltd., Class A	26,200	27,044
Shanxi Taigang Stainless Steel Co. Ltd., Class A	78,100	55,402
Shanying International Holding Co. Ltd., Class A	118,300	45,042
Shenghe Resources Holding Co. Ltd., Class A	50,290	126,098
Shenzhen Capchem Technology Co. Ltd., Class A	18,680	113,716
Shenzhen Dynanonic Co. Ltd., Class A	3,800	176,316
Shenzhen Jinjia Group Co. Ltd., Class A	35,900	50,985
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	13,940	59,715
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	95,400	60,907
Shinghwa Advanced Material Group Co. Ltd., Class A	5,200	85,624
Sichuan Hebang Biotechnology Co. Ltd., Class A	222,180	121,262
Sichuan Yahua Industrial Group Co. Ltd., Class A	41,600	171,699
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	14,800	167,144
Tangshan Jidong Cement Co. Ltd., Class A	36,081	47,534
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	42,900	41,487
Tianshan Aluminum Group Co. Ltd., Class A	48,500	53,784
Tongling Nonferrous Metals Group Co. Ltd., Class A	264,300	110,962
Transfar Zhilian Co. Ltd., Class A	43,100	34,817
Weihai Guangwei Composites Co. Ltd., Class A	11,100	122,032
Western Mining Co. Ltd., Class A	68,300	105,305
Western Superconducting Technologies Co. Ltd., Class A	10,174	150,131
Xiamen Tungsten Co. Ltd., Class A	31,320	114,670
Xinfengming Group Co. Ltd., Class A	28,616	41,179
Xinjiang Zhongtai Chemical Co. Ltd., Class A	70,800	75,745
Xinxing Ductile Iron Pipes Co. Ltd., Class A	88,950	50,866
Xinyu Iron & Steel Co. Ltd., Class A	72,000	44,508
Yintai Gold Co. Ltd., Class A	59,908	99,479
YongXing Special Materials Technology Co. Ltd., Class A	7,300	142,238
Yunnan Aluminium Co. Ltd., Class A	62,100	90,712
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	128,500	100,642
Yunnan Copper Co. Ltd., Class A	43,600	69,053
Yunnan Tin Co. Ltd., Class A	36,030	72,399
Yunnan Yuntianhua Co. Ltd., Class A*	46,300	177,626
Zhejiang Hailiang Co. Ltd., Class A	42,500	67,680
Zhejiang Juhua Co. Ltd., Class A	49,490	112,486
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,160	27,313
Zhejiang Yongtai Technology Co. Ltd., Class A	22,300	88,328
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	60,021	63,692

(Cost $6,482,476)		6,869,605

Real Estate - 3.0%
Beijing Capital Development Co. Ltd., Class A	45,300	28,659
China Merchants Property Operation & Service Co. Ltd., Class A	16,100	39,856
Financial Street Holdings Co. Ltd., Class A	45,600	35,780
Grandjoy Holdings Group Co. Ltd., Class A*	51,000	26,210
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	43,400	58,306
Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	71,100	27,277
Jinke Properties Group Co. Ltd., Class A*	127,900	46,291
Nanjing Gaoke Co. Ltd., Class A	45,708	45,592
Red Star Macalline Group Corp. Ltd., Class A	17,300	12,447
RiseSun Real Estate Development Co. Ltd., Class A*	79,000	32,023
Shanghai Lingang Holdings Corp. Ltd., Class A	34,800	63,731

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	29,200	42,061
Shanghai Shimao Co. Ltd., Class A*	39,600	14,734
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	30,400	51,052
Suning Universal Co. Ltd., Class A	57,400	29,002
Tianjin Guangyu Development Co. Ltd., Class A	21,800	46,962
Xiangcai Co. Ltd., Class A	30,400	31,468
Xinhu Zhongbao Co. Ltd., Class A*	146,400	55,953
Yango Group Co. Ltd., Class A*	92,100	28,666
Youngor Group Co. Ltd., Class A	97,600	90,429
Zhejiang China Commodities City Group Co. Ltd., Class A	99,800	70,651
Zhongtian Financial Group Co. Ltd., Class A*	162,900	36,790
Zhuhai Huafa Properties Co. Ltd., Class A	57,840	66,150

(Cost $1,253,345)		980,090

Utilities - 3.4%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	156,290	63,580
CECEP Wind-Power Corp., Class A	108,100	78,092
Chengdu Xingrong Environment Co. Ltd., Class A	63,500	47,343
Chongqing Gas Group Corp. Ltd., Class A	8,300	10,189
Datang International Power Generation Co. Ltd., Class A*	93,800	43,590
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	80,900	59,965
Guangxi Guiguan Electric Power Co. Ltd., Class A	87,500	78,158
Huadian Power International Corp. Ltd., Class A	116,800	92,324
Hubei Energy Group Co. Ltd., Class A	74,400	52,993
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	114,200	61,832
Jinko Power Technology Co. Ltd., Class A	61,000	46,275
Luenmei Quantum Co. Ltd., Class A	34,250	35,700
Shanghai Electric Power Co. Ltd., Class A*	41,100	58,429
Shenergy Co. Ltd., Class A	86,149	74,706
Shenzhen Energy Group Co. Ltd., Class A	65,260	60,182
Shenzhen Gas Corp. Ltd., Class A	23,100	25,182
Wintime Energy Co. Ltd., Class A*	790,500	197,983
Zhongshan Public Utilities Group Co. Ltd., Class A	30,660	32,402

(Cost $1,107,437)		1,118,925

TOTAL COMMON STOCKS (Cost $33,386,369)		32,452,725

TOTAL INVESTMENTS - 99.8% (Cost $33,386,369)		$32,452,725
Other assets and liabilities, net - 0.2%		74,469

NET ASSETS - 100.0%		$32,527,194

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$32,452,725	$—	$—	$32,452,725

TOTAL	$32,452,725	$—	$—	$32,452,725

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHS-PH1

R-089711-1 (5/24) DBX005195 (5/24)